Bonds - Additional Information (Detail) S/ in Millions, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2015 PEN (S/)	Mar. 31, 2020 PEN (S/)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Maturity period of bonds				December 2027
Fair value of bonds				S/ 304.7	S/ 327.2
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				11.00%	12.00%		11.00%
Top of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				11.00%	11.00%		11.00%
Discounted cash flows rates				8.07%	7.59%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				7.00%	7.00%		7.00%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				0.70%	2.90%		0.70%
Discounted cash flows rates				6.73%	6.20%
GyM Ferrovias S.A. [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Fair value of bonds				S/ 710.0	S/ 686.8
Discounted cash flows rates				3.60%	4.32%
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Issue of corporate bonds						S/ 365.0
Tren Urbano de Lima S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Issue of corporate bonds	S/ 629.0
Maturity period of bonds	November 2039
Interest rate	4.75%
Bonds amortized				S/ 90.6	S/ 79.0
Accrued interest and VAC adjustments payable				S/ 103.4	S/ 86.8
Cumbra Peru S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Issue of corporate bonds		S/ 25.9	$ 7.8
Interest rate				8.50%			8.50%
Maximum amount of bond can be borrowed | $								$ 8.0
accrued interest payable				S/ 2.2			$ 0.6
Cumbra Peru S.A. [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Fair value of bonds				S/ 28.6
Discounted cash flows rates				7.14%